Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Dividend Opportunity Fund (Class A) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund (Class A) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund (Class A) | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund (Class A) | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund (Class A) | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Class A) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Class A) | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund (Class A) | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Class A) | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Class A) | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund (Class A) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund (Class A) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund (Class A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund (Class A) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund (Class A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Dividend Opportunity Fund (Class C) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund (Class C) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund (Class C) | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund (Class C) | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund (Class C) | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Class C) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Class C) | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund (Class C) | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Class C) | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Class C) | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund (Class C) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund (Class C) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund (Class C) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund (Class C) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund (Class C) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund (Class C) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund (Class C) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Dividend Opportunity Fund (Institutional Class) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund (Institutional Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund (Institutional Class) | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund (Institutional Class) | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund (Institutional Class) | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Institutional Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Institutional Class) | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund (Institutional Class) | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Institutional Class) | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Institutional Class) | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund (Institutional Class) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund (Institutional Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Dividend Opportunity Fund Institutional 2 Class | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund Institutional 2 Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund Institutional 2 Class | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund Institutional 2 Class | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund Institutional 2 Class | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund Institutional 2 Class | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund Institutional 2 Class | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund Institutional 2 Class | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Institutional 2 Class | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Institutional 2 Class | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund Institutional 2 Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund Institutional 2 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Dividend Opportunity Fund Institutional 3 Class | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund Institutional 3 Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund Institutional 3 Class | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund Institutional 3 Class | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund Institutional 3 Class | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund Institutional 3 Class | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund Institutional 3 Class | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund Institutional 3 Class | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Institutional 3 Class | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Institutional 3 Class | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund Institutional 3 Class | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Dividend Opportunity Fund Class R | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund Class R | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund Class R | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund Class R | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund Class R | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund Class R | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund Class R | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund Class R | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Class R | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Class R | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund Class R | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund Class R | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Dividend Opportunity Fund (Advisor Class) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Dividend Opportunity Fund (Advisor Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Dividend Opportunity Fund (Advisor Class) | Merck Co. Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Opportunity Fund (Advisor Class) | AbbVie Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund (Advisor Class) | Johnson Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Advisor Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund (Advisor Class) | CocaCola Co. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund (Advisor Class) | Wells Fargo Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Advisor Class) | Goldman Sachs Group Inc. The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Advisor Class) | PepsiCo Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Opportunity Fund (Advisor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Dividend Opportunity Fund (Advisor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Dividend Opportunity Fund (Advisor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Dividend Opportunity Fund (Advisor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Dividend Opportunity Fund (Advisor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Dividend Opportunity Fund (Advisor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Dividend Opportunity Fund (Advisor Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Dividend Opportunity Fund (Advisor Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund (Advisor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Dividend Opportunity Fund (Advisor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Dividend Opportunity Fund (Advisor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund (Advisor Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Dividend Opportunity Fund (Advisor Class) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Dividend Opportunity Fund (Advisor Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%